Initial Public Offering	12 Months Ended
Sep. 30, 2023
Arisz Acquisition Corp. [Member]
Initial Public Offering [Line Items]
Initial Public Offering

Note 4 — Initial Public Offering

Pursuant to the IPO on November 22, 2021, the Company sold 6,000,000 Units at $10.00 per Public Unit, generating gross proceeds of $60,000,000. The Company granted the underwriters a 45-day option to purchase up to 900,000 additional Units to cover over-allotments, if any. On November 24, 2021, the underwriters fully exercised the over-allotment option and purchased 900,000 units at a price of $10.00 per Unit, generating gross proceeds of $9,000,000. Each Public Unit consists of one share of common stock (“Public Share”), one right (“Public Right”) and one redeemable warrant (“Public Warrant”). Each Public Right will convert into one-twentieth (1/20) of one share of common stock upon the consummation of a Business Combination. Each whole Public Warrant entitles the holder to purchase three-fourths (3/4) of one share of common stock at a price of $11.50 per whole share, subject to adjustment. The warrants will become exercisable on the later of 30 days after the completion of the Company’s initial Business Combination or 15 months from the closing of the IPO, and will expire five years after the completion of the Company’s initial Business Combination or earlier upon redemption or liquidation.

All of the 6,900,000 Public Shares sold as part of the Public Units in the IPO contain a redemption feature which allows for the redemption of such Public Shares if there is a stockholder vote or tender offer in connection with the Business Combination and in connection with certain amendments to the Company’s amended and restated certificate of incorporation, or in connection with the Company’s liquidation. In accordance with the SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity.

The Company’s redeemable common stock is subject to SEC and its staff’s guidance on redeemable equity instruments, which has been codified in ASC 480-10-S99. If it is probable that the equity instrument will become redeemable, the Company has the option to either accrete changes in the redemption value over the period from the date of issuance (or from the date that it becomes probable that the instrument will become redeemable, if later) to the earliest redemption date of the instrument or to recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the instrument to equal the redemption value at the end of each reporting period. The Company has elected to recognize the changes immediately. The accretion or remeasurement is treated as a deemed dividend (i.e., a reduction to retained earnings, or in absence of retained earnings, additional paid-in capital).

As of September 30, 2023 and 2022, the shares of common stock subject to possible redemption reflected on the balance sheets are reconciled in the following table.

Gross proceeds	$69,000,000
Less:
Proceeds allocated to Public Warrants	(6,658,288)
Proceeds allocated to Public Rights	(2,726,727)
Offering costs of Public Shares	(4,760,749)
Plus:
Remeasurement of carrying value to redemption value	14,563,839
Common stock subject to possible redemption at September 30, 2022	$69,418,074
Remeasurement of carrying value to redemption value	3,882,526
Redemption of Public Shares	(39,193,137)
Common stock subject to possible redemption at September 30, 2023	$34,107,463